KEYPORT ADVISOR
         GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
               DEFERRED VARIABLE ANNUITY CONTRACTS
                            ISSUED BY
                       Variable Account A
                               OF
                 KEYPORT LIFE INSURANCE COMPANY
                SUPPLEMENT DATED NOVEMBER 1, 1999
                               TO
                  PROSPECTUS DATED MAY 3, 1999

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This supplement contains information about the Liberty All-Star
Equity Sub-Account.

Effective November 1, 1999, Wilke/Thompson Capital Management,
Inc., a portfolio manager of the Liberty All-Star Equity Fund, Variable Series, will be replaced by TCW Funds Management, Inc.

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                     Client Service Hotline
                     800-367-3653 (press 2)

                         Distributed by:
                Keyport Financial Services Corp.
                         125 High Street
                   Boston, Massachusetts 02110


KA.SUP(3)                                                 11/99